UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     October 9, 2007

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   82

FORM 13F INFORMATION TABLE VALUE TOTAL:   $134,256,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108      491     9050 SH       SOLE                      830              8220
ALCOA INC                      COM              013817101     3500    89480 SH       SOLE                    89480
AMER INT'L GROUP               COM              026874107      552     8165 SH       SOLE                      965              7200
AON CORP COM                   COM              037389103      442     9870 SH       SOLE                      900              8970
APPLE COMPUTER INC COM         COM              037833100      508     3310 SH       SOLE                      260              3050
ARCHER-DANIELS-MIDLAND         COM              039483102     3132    94685 SH       SOLE                    94685
AT&T INC                       COM              00206R102     4576   108160 SH       SOLE                    92950             15210
CATERPILLAR INC                COM              149123101     4192    53445 SH       SOLE                    53445
CHEVRON CORP                   COM              166764100     4261    45535 SH       SOLE                    45535
CISCO SYS INC COM              COM              17275R102      699    21100 SH       SOLE                     1860             19240
CITIGROUP INC                  COM              172967101     3001    64313 SH       SOLE                    64313
CNA FINL CORP COM              COM              126117100      261     6650 SH       SOLE                      650              6000
COCA-COLA                      COM              191216100      563     9800 SH       SOLE                      890              8910
COMCAST 'A'                    COM              20030N101      398    16480 SH       SOLE                     2080             14400
CONOCOPHILLIPS                 COM              20825C104     4323    49259 SH       SOLE                    49259
DISNEY (WALT)                  COM              254687106      543    15790 SH       SOLE                     1390             14400
DOW CHEMICAL                   COM              260543103     2908    67535 SH       SOLE                    67535
EMERSON ELECTRIC               COM              291011104     3438    64600 SH       SOLE                    64600
EXELON CORP                    COM              30161N101     3782    50185 SH       SOLE                    50185
EXXON MOBIL CORP               COM              30231G102     6269    67734 SH       SOLE                    67734
FORD MOTOR COMPANY             COM              345370860      124    14600 SH       SOLE                    14600
GENERAL ELECTRIC               COM              369604103     2854    68930 SH       SOLE                    68930
HOME DEPOT, INC.               COM              437076102     2615    80625 SH       SOLE                    80625
HONEYWELL INTL INC COM         COM              438516106      629    10580 SH       SOLE                     1050              9530
INTEL CORP                     COM              458140100     2912   112610 SH       SOLE                   112610
INTERNATIONAL BUS MACH COM     COM              459200101     4384    37215 SH       SOLE                    33355              3860
INTL PAPER CO COM              COM              460146103      538    15005 SH       SOLE                     1330             13675
JOHNSON & JOHNSON              COM              478160104     3131    47657 SH       SOLE                    47657
JPMORGAN CHASE & CO            COM              46625H100     3217    70220 SH       SOLE                    70220
KIMBERLY CLARK                 COM              494368103     3114    44320 SH       SOLE                    44320
KLA-TENCOR                     COM              482480100      344     6160 SH       SOLE                      560              5600
LINCOLN NATIONAL               COM              534187109     4129    62585 SH       SOLE                    62585
MCDONALD'S CORP                COM              580135101     4196    77025 SH       SOLE                    77025
MCGRAW-HILL                    COM              580645109     3395    66690 SH       SOLE                    66690
MERCK & CO INC COM             COM              589331107      440     8510 SH       SOLE                      780              7730
MONSANTO CO NEW COM            COM              61166W101      493     5750 SH       SOLE                      520              5230
MORGAN STANLEY COM NEW         COM              617446448      472     7490 SH       SOLE                      670              6820
NATIONAL FUEL GAS              COM              636180101     4014    85755 SH       SOLE                    85755
NEWS CORP CL B                 COM              65248E203      535    22880 SH       SOLE                     2060             20820
NOBLE                          COM              G65422100      334     6800 SH       SOLE                      520              6280
NORFOLK SOUTHERN CORP COM      COM              655844108      245     4725 SH       SOLE                     4725
ORACLE                         COM              68389X105      582    26895 SH       SOLE                     2445             24450
PAYCHEX INC COM                COM              704326107      514    12540 SH       SOLE                     1100             11440
PEPSICO INC                    COM              713448108     3638    49660 SH       SOLE                    49660
PFIZER INC                     COM              717081103     3238   132522 SH       SOLE                   132522
PITNEY BOWES                   COM              724479100     2508    55220 SH       SOLE                    55220
PNC FINL SVCS GROUP COM        COM              693475105      498     7310 SH       SOLE                     7310
PRECISION CASTPARTS CP COM     COM              740189105      757     5115 SH       SOLE                      435              4680
PROCTER & GAMBLE               COM              742718109     3364    47820 SH       SOLE                    47820
PUBLIC SVC ENTERPRISE COM      COM              744573106      492     5590 SH       SOLE                     5590
ROCKWELL AUTOMATION COM        COM              773903109      331     4760 SH       SOLE                      370              4390
SANMINA SCI CORP COM           COM              800907107       71    33300 SH       SOLE                    33300
SCHERING PLOUGH CORP COM       COM              806605101      561    17740 SH       SOLE                     1780             15960
SCHLUMBERGER LTD COM           COM              806857108      742     7070 SH       SOLE                      670              6400
SHAW COMMUNICATIONS CL B CONV  COM              82028K200      674    27140 SH       SOLE                     2480             24660
SMITH INTL INC COM             COM              832110100      451     6310 SH       SOLE                      560              5750
SOLECTRON CORP COM             COM              834182107      136    34900 SH       SOLE                    34900
SPANSION INC COM CL A          COM              84649R101       95    11295 SH       SOLE                    11295
STRYKER CORP COM               COM              863667101      639     9300 SH       SOLE                      820              8480
SYSCO CORP                     COM              871829107     3164    88910 SH       SOLE                    88910
TENET HEALTHCARE CORP COM      COM              88033G100       69    20530 SH       SOLE                    20530
UNISYS CORP                    COM              909214108       96    14440 SH       SOLE                    14440
UNITED TECHNOLOGIES            COM              913017109     4084    50750 SH       SOLE                    50750
US BANCORP                     COM              902973304     3040    93447 SH       SOLE                    93447
VERIZON COMMUNICATIONS INC     COM              92343V104     3330    75196 SH       SOLE                    75196
WALGREEN CO COM                COM              931422109      528    11185 SH       SOLE                     1015             10170
WELLS FARGO                    COM              949746101     3409    95715 SH       SOLE                    95715
WEYERHAEUSER CORP              COM              962166104     3055    42260 SH       SOLE                    42260
WILLIAMS COS INC DEL COM       COM              969457100      399    11710 SH       SOLE                      910             10800
WYETH COM                      COM              983024100      596    13370 SH       SOLE                    13370
ABITIBI-CONSOLIDATED COM       ADR              003924107       83    47555 SH       SOLE                    47555
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305      114    11190 SH       SOLE                    11190
ALCON INC COM SHS              ADR              H01301102      473     3285 SH       SOLE                      295              2990
BHP BILLITON LTD SPONSORED ADR ADR              088606108      535     6810 SH       SOLE                      630              6180
CELESTICA INC SUB VTG SHS      ADR              15101q108      119    19465 SH       SOLE                    19465
CNH GLOBAL N V SHS NEW         ADR              N20935206      288     4740 SH       SOLE                      390              4350
DEUTSCHE TELEKOM               ADR              251566105      247    12590 SH       SOLE                    12590
FRANCE TELECOM                 ADR              35177Q105      271     8110 SH       SOLE                     8110
GLAXOSMITHKLINE PLC            ADR              37733W105      709    13325 SH       SOLE                     5265              8060
MITSUBISHI UFJ FINANCIAL GROUP ADR              606822104       91    10050 SH       SOLE                    10050
QUEBECOR WORLD INC COM NON-VTG ADR              748203106      102    10530 SH       SOLE                    10530
BAC CAP TRUST II               PFD              055188205      204     8225 SH       SOLE                     8225